Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Capital Stock
Capital Stock
12.	Capital Stock

As of as of March 31, 2026 and December 31 2025, common stock consists of 4,850,000 and 4,850,000 authorized shares, respectively, of common stock and 4,663,753 and 4,663,753 authorized shares, respectively, of preferred stock, each with a par value of $0.0001. As of March 31, 2026 and December 31, 2025, 1,636,378 and 1,648,841 shares, respectively, of common stock and 2,015,673 and 1,925,348 shares, respectively, of preferred stock were issued and outstanding.

Mezzanine Equity

The preferred shares are recorded as mezzanine equity in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity (ASC 480). The Series A, Series B, Series C and Series D shares are recorded as mezzanine equity in accordance with ASC 480, as the shares are contingently redeemable upon the occurrence of events outside of the Company’s control.

Liquidation Rights

In the event of a liquidation, which includes a change in control, the holders of the preferred stock will be entitled, before any payment to holders of common stock, to the greater of the original issue price plus any declared but unpaid dividends or the amount payable on an if-converted-to-common-stock basis immediately prior to the liquidating event. Any remaining assets will be distributed to the holders of the common stock on a pro rata basis.

Voting Rights

On any matter presented to the stockholders of the Company, holders of preferred stock will be entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held are convertible. Holders of common stock will be granted one vote for each share of stock held at the meeting of stockholders. The holders of common stock and preferred stock vote together as a single class. In addition, the holders of preferred stock have certain protective rights.

Conversion Rights

Each share of preferred stock shall be convertible, at the option of the holder, at any time, into fully paid and non assignable shares of common stock. The number of shares of common stock to which a holder of preferred stock can convert is obtained by dividing the preferred stock conversion price that is in effect at the time of conversion by the preferred stock issue price, multiplied by the number of shares of preferred stock being converted. The preferred stock conversion price as of March 31, 2026 and December 31, 2025 is equal to the preferred stock issue price. Provisions exist to reduce the conversion price for preferred stock for certain dilutive events.

Upon the closing of the sale of common stock to the public at a price of at least three times the preferred stock original issue price in a firmly underwritten public offering resulting in proceeds of at least $30,000, the preferred shares will automatically convert into common stock at the then-effective conversion rate.

Dividends

The holders of preferred stock shall be entitled to receive annual noncumulative dividends of 7 percent of the original issue price if and when declared by the board of directors. There were no dividends declared as of March 31, 2026 and December 31, 2025.

Capital stock is as follows:

	March 31, 2026		December 31, 2025
	Number of shares	APIC Amount	Number of shares	APIC Amount
Forge Nano, Inc. - Preferred stock:
Series A - $0.0001 par value (voting) - Authorized - 858,410 shares	858,410	$31,235	858,410	$31,235
Series B - $0.0001 par value (voting) - Authorized – 130,939 shares	130,939	7,070	130,939	7,070
Series C - $0.0001 par value (voting) - Authorized - 687,179 shares	687,179	50,042	687,179	50,042
Series D - $0.0001 par value (voting) - Authorized - 527,688 shares	339,145	63,430	248,820	48,191
Total	2,015,673	$151,777	1,925,348	$136,538

Issuance of Series C Preferred Stock

In the first close of the Series C capital raise noted above, investors Hanwha Corporation and Hanwha Aerospace invested a combined $15,000 and Orion Infrastructure Capital invested $5 at a price of $76.42 per share. In February 2024, the Company received $1,300 from investor Ascent Funds International Management at a price of $76.42 per share. In September 2024, the Company issued 65,430 shares of Series C preferred stock and received $5 from the investors at a price of $76.42 per share.

Conversion of Series D Convertible Note to Preferred Stock

In March 2025, the first close of the Series D capital raise was completed, which mandated the conversion of the Company’s $3,905 convertible note to preferred stock. The convertible note and related bifurcated derivative liability converted into 19,814 shares of Series D preferred stock with a par value of $0.0001 at a conversion price of $157.66 per share, representing a 20% discount to the Series D fair market value of $197.07. The conversion was accounted for as an extinguishment of the convertible debt liability and subsequently recorded as preferred stock under equity. The impact of the conversion of the convertible loan debt balance to Series D preferred stock was to reduce both the outstanding convertible debt balance of $3,905 to $0.

Series D Preferred Stock

The Company initiated its Series D preferred stock financing in connection with the conversion of certain outstanding convertible notes, the excercise of warrants and an initial closing on March 31, 2025. In connection with the initial closing, the Company issued Series D preferred stock for aggregate proceeds of approximately $37,800.

Following the initial closing, the Company continued to raise additional capital through multiple subsequent closings. Total gross proceeds from the Series D financing were approximately: $48,200 cumulatively raised through December 31, 2025, and $63,400 cumulatively raised through March 31, 2026.

Significant additional investments during 2026 included participation from existing investors (including Ascent Funds) and new investors, most notably an approximately $15,000 investment from the HZO Investor Group in March 2026. The Series D financing remained open as of March 31, 2026. Subsequent to quarter end, the Company continued to receive additional subscriptions, bringing total proceeds to approximately $87,300 as of May 2026.

12.Capital Stock

As of December 31, 2025 and 2024, common stock consists of 4,850,000 and 4,550,000 authorized shares, respectively, of common stock and 4,663,753 and 1,931,849 authorized shares, respectively, of preferred stock, each with a par value of $0.0001. As of December 31, 2025 and 2024, 1,648,841 and 1,643,081 shares, respectively, of common stock and 1,925,348 and 1,676,528 shares, respectively, of preferred stock were issued and outstanding.

Mezzanine Equity

The preferred shares are recorded as mezzanine equity in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity (ASC 480). The Series A, Series B, Series C and Series D shares are recorded as mezzanine equity in accordance with ASC 480, as the shares are contingently redeemable upon the occurrence of events outside of the Company’s control.

Liquidation Rights

In the event of a liquidation, which includes a change in control, the holders of the preferred stock will be entitled, before any payment to holders of common stock, to the greater of the original issue price plus any declared but unpaid dividends or the amount payable on an if-converted-to-common-stock basis immediately prior to the liquidating event. Any remaining assets will be distributed to the holders of the common stock on a pro rata basis.

Voting Rights

On any matter presented to the stockholders of the Company, holders of preferred stock will be entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock held are convertible. Holders of common stock will be granted one vote for each share of stock held at the meeting of stockholders. The holders of common stock and preferred stock vote together as a single class. In addition, the holders of preferred stock have certain protective rights.

Conversion Rights

Each share of preferred stock shall be convertible, at the option of the holder, at any time, into fully paid and non assignable shares of common stock. The number of shares of common stock to which a holder of preferred stock can convert is obtained by dividing the preferred stock conversion price that is in effect at the time of conversion by the preferred stock issue price, multiplied by the number of shares of preferred stock being converted. The preferred stock conversion price as of December 31, 2025 and 2024 is equal to the preferred stock issue price. Provisions exist to reduce the conversion price for preferred stock for certain dilutive events.

Upon the closing of the sale of common stock to the public at a price of at least three times the preferred stock original issue price in a firmly underwritten public offering resulting in proceeds of at least $30,000, the preferred shares will automatically convert into common stock at the then-effective conversion rate.

Dividends

The holders of preferred stock shall be entitled to receive annual noncumulative dividends of 7 percent of the original issue price if and when declared by the board of directors. There were no dividends declared as of December 31, 2025 and 2024.

Capital stock as of December 31 is as follows:

	2025		2024
	Number of	APIC	Number of	APIC
	shares	Amount	shares	Amount
Forge Nano, Inc. - Preferred stock:
Series A – $0.0001 par value (voting) – Authorized - 858,410 shares	858,410	$31,235	858,410	$31,235
Series B – $0.0001 par value (voting) – Authorized – 130,939 shares	130,939	7,070	130,939	7,070
Series C – $0.0001 par value (voting) – Authorized – 942,500 shares	687,179	50,042	687,179	50,042
Series D – $0.0001 par value (voting) – Authorized – 527,688 shares	248,820	48,191	—	—
Total	1,925,348	$136,538	1,676,528	$88,347

Issuance of Series C Preferred Stock

In the first close of the Series C capital raise noted above, investors Hanwha Corporation and Hanwha Aerospace invested a combined $15,000 and Orion Infrastructure Capital (OIC) invested $5 at a price of $76.42 per share. In February 2024, the Company received $1,300 from investor Ascent Funds International Management at a price of $76.42 per share. In September 2024, the Company issued 65,430 shares of Series C preferred stock and received $5 from the investors at a price of $76.42 per share.

Conversion of Series D Convertible Note to Preferred Stock

In March 2025, the first close of the Series D capital raise was completed, which mandated the conversion of the Company’s $3,905 convertible note to preferred stock. The convertible note and related bifurcated derivative liability converted into 19,814 shares of Series D preferred stock with a par value of $0.0001 at a conversion price of $157.66 per share, representing a 20% discount to the Series D fair market value of $197.07. The conversion was accounted for as an extinguishment of the convertible debt liability and subsequently recorded as preferred stock under equity. The impact of the conversion of the convertible loan debt balance to Series D preferred stock was to reduce both the outstanding convertible debt balance of $3,905 to $0.

Series D Preferred Stock

The Series D round held its initial close on March 31, 2025, having raised $41,849. The round remained open for the remainder of 2025, securing an additional $4,072 before December 31, 2025. The round remained open in 2026 and raised a total of $63,596 up to March 31, 2026.